Notes to Profit or Loss - Revenues - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Revenues	€ 76,442,505	€ 66,790,840	€ 49,743,515
Service fee revenues [member]
Disclosure of revenue [line items]
Revenues	5,900,000	22,000,000	21,400,000
Service fee revenues [member] | Proprietary development segment [member]
Disclosure of revenue [line items]
Revenues	3,000,000	800,000	600,000
Service fee revenues [member] | Partnered discovery segment [member]
Disclosure of revenue [line items]
Revenues	2,900,000	21,200,000	20,800,000
Milestone payments and royalties [member]
Disclosure of revenue [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	19,000,000	7,800,000	7,100,000
Milestone payments and royalties [member] | Partnered discovery segment [member]
Disclosure of revenue [line items]
Revenues	19,300,000	7,300,000	5,600,000
License fees [member]
Disclosure of revenue [line items]
Revenues	51,200,000	37,500,000	22,800,000
License fees [member] | Proprietary development segment [member]
Disclosure of revenue [line items]
Revenues	50,600,000	16,800,000
License fees [member] | Partnered discovery segment [member]
Disclosure of revenue [line items]
Revenues	€ 600,000	€ 20,700,000	€ 22,800,000